Document and Entity Information	Sep. 13, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	BlackRock Inc.
Entity Incorporation State Country Code	DE
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001364742
Document Type	8-K
Document Period End Date	Sep. 13, 2024
Entity File Number	001-33099
Entity Tax Identification Number	32-0174431
Entity Address, Address Line One	50 Hudson Yards
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	810-5800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	BLK
Security Exchange Name	NYSE
M 1.250 Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.250% Notes due 2025
Trading Symbol	BLK25
Security Exchange Name	NYSE